Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related party transactions
Schedule of balances from transactions with major related parties

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	177	162	264	300
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	—	—	10
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	1	13	—	23
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	5	—	4
Baovale Mineração SA	8	20	3	30
Minas da Serra Geral SA—MSG	—	9	—	9
MRS Logística SA	50	20	1	15
Mineração Rio Norte SA	—	—	—	25
Norsk Hydro ASA	489	80	2	—
Samarco Mineração SA	47	—	61	—
Mitsui & CO, LTD	—	37	—	61
Others	107	49	229	84

	879	395	560	561

Current	370	304	531	559
Long-term	509	91	29	2

Total	879	395	560	561

Schedule of balances included in the balance sheet classifications

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	288	—	435	—
Loans and advances to related parties	82	—	96	—
Non-current assets
Loans and advances to related parties	509	—	29	—
Current liabilities
Suppliers	—	280	—	538
Loans from related parties	—	24	—	21
Non-current liabilities
Long-term debt	—	91	—	2

	879	395	560	561

Schedule of income and expenses from the principal transactions and financial operations carried out with major related parties

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	—	151	—	149	29	47
Samarco Mineração SA	511	—	448	—	97	—
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	150	—	50	—	18
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	729	521	462	513	85	75
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	98	—	117	—	29
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS(*)	—	—	—	—	46	—
Mineração Rio Norte SA	—	—	—	156	—	210
MRS Logística SA	16	759	16	561	12	484
Others	103	53	17	18	19	29

	1,359	1,732	943	1,564	288	892

(*)
Sold in April 2009.

Schedule of amounts included in the statement of income

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Sales/Cost of iron ore and pellets	1,337	952	910	785	233	193
Revenues/expense from logistic services	16	759	23	603	26	457
Sales/Cost of aluminum products	—	18	—	156	—	210
Financial income/expenses	6	3	10	20	29	32

	1,359	1,732	943	1,564	288	892